Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	T. Rowe Price International Funds, Inc.
Central Index Key	0000313212
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013